Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 11,356	$ 16,685
Cash and cash equivalents - Fair Value	11,356	16,685
Balance due from related parties, non-current - Book Value	8,436	8,195
Balance due from related parties, non-current - Fair Value	8,436	8,195
Long-term debt, including current portion, net - Book Value	(60,995)	(167,558)
Long-term debt, including current portion, net - Fair Value	(61,975)	(169,819)
Financial liabilities, including current portion, net - Book Value	(187,289)	(78,100)
Financial liabilities, including current portion, net - Fair Value	$ (190,713)	$ (79,391)